Other Income and Expenses (Details) - Schedule of depreciation, amortisation and costs of inventories - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Included in Cost of Sales [Member]
Included in cost of sales:
Depreciation of property, plant and equipment	¥ 2,887	¥ 7,042
Depreciation of right-of-use assets	696
Amortisation of intangible assets	3,253	8,509
Costs of inventories recognised as an expense	2,632	5,053
Included in Selling Expenses [Member]
Included in cost of sales:
Depreciation of right-of-use assets	341	550
Included in Administrative Expenses [Member]
Included in cost of sales:
Depreciation of property, plant and equipment	428	579
Depreciation of right-of-use assets	1,280	1,288
Amortisation of intangible assets	¥ 67	¥ 134